Income Taxes and Duties	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income Taxes and Duties
NOTE 21.	INCOME TAXES AND DUTIES
The
Ley de Ingresos sobre Hidrocarburos
(“Hydrocarbons Revenue Law”) was published in the Official Gazette of the Federation on August 11, 2014, and came into effect, on January 1, 2015. The Hydrocarbons Revenue Law sets forth the fiscal regime for Petróleos Mexicanos applicable to the assignments and the contracts that were established on such date. Likewise, every year the Federal Revenue Law is published in the Official Gazette of the Federation and includes specific regulations for Petróleos Mexicanos and the Subsidiary Entities.
Tax regime applicable to Assignments
The tax regime applicable to the exploration and production for the assignments granted to PEMEX by the Mexican Government includes the following taxes and duties:

A.	Derecho por la Utilidad Compartida “DUC” (Profit-sharing Duty).
As of January 1, 2015, Pemex Exploration and Production is obligated to pay a Profit-sharing Duty.
As of January 1, 2020 and 2019, the applicable rate of this duty was 58% and 65%, respectively. The computation of this duty is based on the excess of the value of hydrocarbons produced during the fiscal year (including self-consumption, shrinkage and burning), minus certain permitted deductions by the Hydrocarbons Revenue Law, including part of the investments and some costs, expenses and duties. Pursuant to the Hydrocarbons Revenue Law, this duty has been decreased on an annual basis. As of January 1, 2021, this duty was set at 5
4
%.

During 2020, this duty was Ps. 218,912,687 from annual payments presented on March 31, 2021 paid as follows: Ps. 153,292,899, in monthly installment payment and a tax credit of Ps. 65,000,000 and offset by a favorable balance of Ps. 149,715; resulting in a balance of Ps. 470,073 as of December 31, 2020.
During 2019, this duty was Ps. 343,242,476 from annual payments presented on March 10, 2020 paid as follows: Ps. 347,515,447, in monthly installment payments, resulting in a favorable balance of Ps. 4,272,971, presented in accounts receivable, net line item in the statement of financial position.
Duties and income tax paid as of December 31, 2020, 2019 and 2018 were Ps. 172,369,522, Ps. 347,515,447 and Ps. 443,785,240, respectively.
The accounting result differs from the tax result mainly due to differences in depreciation, non-deductible
expenses and others. Such differences generate a deferred DUC.
Total DUC and other as of December 31, 2020, 2019 and 2018 are integrated as follows:

	2020		2019		2018
DUC	Ps.	218,912,687	Ps.	343,242,476	Ps.	443,294,170
Fiscal credit		(65,000,000)		—		—
DUC from prior years		—		(39)		14,883
Other		—		—		446,464
Deferred DUC expense		696,449		29,570,063		26,178,078

Total DUC and other	Ps.	154,609,136	Ps.	372,812,500	Ps.	469,933,595

The principal factors generating the deferred DUC are the following:

	2020		2019
Deferred DUC asset:
Tax credits	Ps.	572,796,156	Ps.	546,317,620

Deferred Profit-sharing duty liability:
Wells, pipelines, properties, plant and equipment		(208,999,954)		(151,479,977)

Deferred DUC asset net		363,796,202		394,837,643
Unrecognized Deferred DUC		(355,374,599)		(385,719,589)

Net, deferred DUC asset	Ps.	8,421,603	Ps.	9,118,054

The expected expense for DUC in 2020 was different from that which would result from applying the 58.0% rate to the tax base, as a result of the line items mentioned in the tables below.
The expected expense for DUC in 2019 was different from that which would result from applying the 65.0% rate to the tax base, as a result of the line items mentioned in the next table.

	2020		2019		2018
Expected (benefit) expense:	Ps.	(20,837,768)	Ps.	43,432,712	Ps.	307,269,035
Increase (decrease) resulting from:
Expected benefit contract		(496,643)		(4,948,542)		(5,797,144)
Duties from prior year		—		(26)		9,860
Non-cumulative profit (1)		(2,291,937,519)		(1,130,442,995)		(593,158,584)
Non-deductible expenses (1)		2,313,271,930		1,091,958,851		291,676,831
Production value		321,353,133		495,394,906		610,206,103
Deductible duties		(21,850,672)		(39,891,325)		(55,005,397)
DUC tax credit (2)		(65,000,000)		—		—
Deferred DUC expense		696,449		29,570,063		26,178,078
Deductions cap		(80,589,774)		(112,261,105)		(111,906,534)
DUC from prior years		—		(39)		14,883
Other		—		—		446,464

DUC-Profit-sharing duty expense	Ps.	154,609,136	Ps.	372,812,500	Ps.	469,933,595

(1)	For 2020, fluctuations changes are included which have no effect on the determination of the DUC.
(2)	Corresponds to the tax credit granted by the Mexican Government on April 21, 2020.
On August 18, 2017, the Official Gazette of the Federation published a decree, granting tax benefits for extraction activities in assignments with mature and / or marginal fields, substantially increasing the percentage of costs, expenses and investments that PEMEX could deduct for purposes of calculating the DUC. As a result, PEMEX received a tax benefit of Ps. 8,677,891 and Ps. 11,110,177, as of December 31, 2019 and 2018, respectively. Beginning January 1, 2020, this decree was derogated.
On May 24, 2019, the Official Gazette of the Federation published a decree, granting tax benefits through the application of higher deduction limits on concepts such as costs, expenses and investments stated in the Hydrocarbons Revenue Law on the DUC assessment in assignments other than those applied in the previous paragraph. As a result, PEMEX received a tax benefit of Ps. 17,110,177 as of December 31, 2019. Beginning January 1, 2020, this decree was derogated.
On April 21, 2020, the Mexican Government published a decree in the Official Gazette of the Federation, granting a tax benefit for the amount of Ps. 65,000,000 to PEMEX, which resulted in a decrease of PEMEX’s DUC payments. The tax benefit was granted due to the weakened financial environment due to changes in economic and business conditions resulting from geopolitical and economic events and the global health emergency caused by the Covid-19 pandemic.
This decrease in the Profit-sharing Duty is incremental to the one resulting from the decrease of the rate from 65% to 5
8
% in 2020 in accordance with amendments to the 2020 Hydrocarbons Revenue Law.

B.	Derecho de Extracción de Hidrocarburos (Hydrocarbons Extraction Duty).
SHCP considers the effects of variations in the U.S. producer price index, or another alternative index, when it determines the rate to be published in the Official Gazette of the Federation.
This duty is to be calculated using a rate based on a formula applicable to each type of hydrocarbon, the volume of production and utilizing the relevant market price for hydrocarbons in U.S. Dollars.
During 2020 Pemex Exploration and Production made payments of Ps. 37,673,573, which are included in the cost of sales line item.

C.	Derecho de Exploración de Hidrocarburos (Exploration Hydrocarbons Duty).
Pemex Exploration and Production as “assignee” must make monthly payments for this duty. The rates for 2020 were 1,396.09 pesos per square kilometer of non-producing
areas. After 60 months, this tax increases to 3,338.46 pesos per square kilometer for each additional month that the area is not producing. These amounts will be updated on an annual basis in accordance with the national consumer price index.
During 2020, Pemex Exploration and Production made payments under this duty, totaling Ps. 1,068,598, which are included in the cost of sales line item.

D.	Impuesto por la actividad de Exploración y Extracción de Hidrocarburos (Exploration and Extraction Hydrocarbons Duty).
The assignments granted by the Mexican Government create a tax on the exploration and extraction activities carried out in the corresponding area. The monthly tax paid during the exploration phase and until the extraction phase begins is 1,820.97 pesos per square kilometer. During the extraction phase of a project, a monthly tax of 7,283.92 pesos per square kilometer is payable until the relevant contract for exploration and extraction or assignment is terminated.
During 2020 payments for this tax amounted Ps. 4,288,716, which are included in the cost of sales line item.
Tax Regime applicable to contracts:
As of January 1, 2015, the tax regime applicable to Pemex Exploration and Production for contracts is set forth in the Hydrocarbons Revenue Law which regulates, among other things, the fiscal terms applicable to the exploration and extraction contracts (license, profit sharing contracts, production sharing and services) and sets duties and other taxes paid to the Mexican Government.

The Hydrocarbons Revenue Law also establishes the following duties applicable to PEMEX in connection with assignments granted to it by the Mexican Government:

•	Cuota Contractual para la Fase Exploratoria (Exploration Phase Contractual Fee)
During the exploration phase of an exploration and extraction contract, the Mexican Government is entitled to collect a monthly payment of 1,396.09 pesos per square kilometer of non-producing
areas. After 60 months, this fee increases to 3,338.47 pesos per square kilometer for each additional month that the area is not producing. The fee amount will be updated on an annual basis in accordance with the national consumer price index.

•	Regalías (Royalties)
Royalty payments to the Mexican Government are determined based on the “contractual value” of the relevant hydrocarbons, which is based on a variety of factors, including the type of underlying hydrocarbons (e.g., crude oil, associated natural gas, non-associated
natural gas or condensates), the volume of production and the market price. Royalties are payable in connection with licensing contracts, production-sharing contracts and profit-sharing contracts.

•	Pago del Valor Contractual (Contractual Value Payment)
Licensing contracts require a payment to the Mexican Government calculated as a percentage of the “contractual value” of the hydrocarbons produced, as determined by the SHCP on a contract-by-contract
basis.

•	Porcentaje a la Utilidad Operativa (Operating Profit Payment)
Production-sharing contracts and profit-sharing contracts require a payment equivalent to a specified percentage of operating profits. In the case of production-sharing contracts, this payment shall be made in-kind
through delivery of the hydrocarbons produced. In the case of profit-sharing contracts, this payment shall be made in cash.

•	Bono a la Firma (Signing Bonus)
Upon execution of a licensing contract, a signing bonus is to be paid to the Mexican Government in an amount specified by the SHCP in the relevant bidding terms and conditions or in the contracts resulting from a migration.

•	Impuesto por la actividad de Exploración y Extracción de Hidrocarburos (Hydrocarbons Exploration and Extraction Activities Tax)
Contracts for exploration and extraction granted by the Mexican Government will include a specified tax on the exploration and extraction activities carried out in the relevant area. The monthly tax paid during the exploration phase and until the extraction phase begins is 1,820.97 pesos per square kilometer. During the extraction phase of a project, a monthly tax of 7,283.92 pesos per square kilometer is payable until the relevant contract for exploration and extraction or assignment is terminated. During 2020 payments for this tax amounted Ps. 204,293.
Other applicable taxes
The Subsidiary Entities are subject to the Income Tax Law and the Value Added Tax Law. Pemex Industrial Transformation is also subject to the Special Tax on Production and Services (IEPS Tax).

2020 indirect taxes are as listed below:

A.	IEPS Tax
IEPS Sobre la Venta de los Combustibles Automotrices
(IEPS Tax on the Sale of Automotive Fuels): This tax is a fee on domestic sales of automotive fuels, gasoline and diesel. Pemex Industrial Transformation collects the fee on behalf of the Mexican Government. The applicable fees for this tax are Ps. 4.95 per liter of gasoline with an octane rating lower than 91; 4.18 pesos per liter of gasoline with an octane rating greater than or equal to 91 and 5.44 pesos per liter of diesel. The amount of the fee will depend on the class of fuel. The fee is fixed yearly and adjusted on a weekly basis by the SHCP. The fees apply to sales in Mexico and imports.
IEPS Beneficio de Entidades Federativas, Municipios y Demarcaciones Territoriales
(IEPS Tax in Favor of States, Municipalities and Territories): This tax is a fee on domestic sales of automotive fuels, gasoline and diesel. Pemex Industrial Transformation collects the fee on behalf of the Mexican Government. The applicable fees for this tax are 43.69 cents per liter of gasoline with an octane rating of less than 91, 53.31 cents per liter of gasoline with an octane rating greater than or equal to 91 and 36.26 cents per liter of diesel. These fees change yearly in accordance with inflation. Funds gathered by this fee are allocated to Mexican states and municipalities as provided for in the Ley de Coordinación Fiscal (Tax Coordination Law). The fees only apply to sales in Mexico and are not subject to VAT.
IEPS a los Combustibles Fósiles
(IEPS Tax on Fossil Fuels): This tax is a fee on domestic sales of fossil fuels. Pemex Industrial Transformation collects the fee on behalf of the Mexican Government. The applicable fees for this tax are 7.48 cents per liter of propane, 9.68 cents per liter of butane, 13.12 cents per liter of gasoline and aviation fuel, 15.67 cents per liter of jet fuel and other kerosene, 15.92 cents per liter of diesel, 16.99 cents per liter of fuel oil, Ps. 19.72 per ton of petroleum coke, Ps. 46.23 per ton of coal coke, Ps. 34.81 per ton of mineral carbon and Ps. 50.32 per ton of carbon from other fossil fuels. These fees change yearly in accordance with inflation and apply to imports to Mexico.

B.	Value-Added Tax (“VAT”)
For VAT purposes, final monthly payments are determined based on PEMEX’s cash flow, in accordance with the provisions of the Value Added Tax Law, applicable to payers of this tax. The general rate to be applied is 16%. Certain activities with incentives will have the rate of 0%.
Beginning on January 1, 2019, a new Decree of fiscal incentives began to apply to the northern border region, which consisted of a credit equivalent to 50% of the general rate, applicable directly at the time of the sale or service. This incentive is applicable in 6 states in the northern border region and includes 43 municipalities in those states.
Petróleos Mexicanos and its Subsidiary Entities apply this tax benefit to the operations they carry out within the municipalities of the States included in the Decree.
VAT is applied to the sale of goods, the rendering of services, the granting of the temporary use of goods in the national territory and the importation of goods and services to the national territory. VAT taxpayers transfer VAT to their customers and are entitled to credit the VAT paid to their suppliers and on their imports. The net balance between VAT transferred to customers and paid to suppliers and on imports results each month in the VAT to be paid to the tax authorities or in an amount in favor of the taxpayer. The taxpayer has the right to credit VAT in favor against VAT payable in future months, to request a refund or to offset it against other payable federal taxes.
Taxes on Income are described below:

C.	Income Tax
As of January 1, 2015, Petróleos Mexicanos, the Subsidiary Entities and the Subsidiary Companies residing in Mexico for tax purposes are subject to the Income Tax Law.

This tax is calculated by applying a rate of 30% to the tax result. Tax result is the excess of total revenues over the allowed deductions and tax losses from previous years.
Accounting income differs from taxable income primarily due to the effects of inflation and differences between depreciation and other non-deductible
expenses.
For the years ended December 31, 2020, 2019 and 2018, Petróleos Mexicanos and its Subsidiary Companies incurred the following income tax expense (benefit):

	2020		2019		2018
Current income tax	Ps.	5,370,822	Ps.	4,247,998	Ps.	3,109,971
Deferred income tax		25,592,117		(33,237,009)		(11,465,343)

Total expense (benefit) income tax, net	Ps.	30,962,939	Ps.	(28,989,011)	Ps.	(8,355,372)

As of December 31, 2020 and 2019, Pemex Exploration and Production and Pemex Industrial Transformation did not recognize deferred income assets of Ps. 743,263,723 and Ps. 647,629,937, respectively, due to their expectation that future tax income will not correspond to such benefits. These amounts are mainly from fiscal losses to be amortized amounting with an expiration year from 2026 to 2031.
The principal factors generating the deferred income tax are the following:

		2019	Recognized in profit and loss	Recognized in OCI	2020
Deferred income tax asset:
Provisions	Ps.	8,880,184	39,371	—	8,919,555
Employee benefits provision		68,290,356	4,451,358	(1,100,733)	71,640,981
Advance payments from clients		305,000	(116,717)	—	188,283
Accrued liabilities		2,101,011	(419,649)	—	1,681,362
Reserve due to depreciation of inventories		189,751	(189,751)	—	—
Non-recoverable accounts receivable		709,328	(606,893)	—	102,435
Derivative financial instruments		136,260	(94,525)	—	41,735
Wells, pipelines, properties and equipment		8,071,570	(2,919,947)	—	5,151,623
Tax loss carry-forwards (1)		38,427,643	(25,999,985)	—	12,427,658

Total deferred income tax asset		127,111,103	(25,856,738)	(1,100,733)	100,153,632
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(1,614,704)	512,872	—	(1,101,832)
Other		(2,062,031)	(248,251)	—	(2,310,282)

Total deferred income tax liability		(3,676,735)	264,621	—	(3,412,114)

Net long-term deferred income tax asset	Ps.	123,434,368	(25,592,117)	(1,100,733)	96,741,518

	2018		Recognized in profit and loss		Recognized in OCI		2019
Deferred income tax asset:
Provisions	Ps.	8,836,693	Ps.	43,491	Ps.	—	Ps.	8,880,184
Employee benefits provision		40,314,749		17,362,550		10,613,057		68,290,356
Advance payments from clients		35,807		269,193		—		305,000
Accrued liabilities		611,652		1,489,359		—		2,101,011
Reserve due to depreciation of inventories		982,228		(792,477)		—		189,751
Non-recoverable accounts receivable		763,924		(54,596)		—		709,328
Derivative financial instruments		29,674		106,586		—		136,260
Wells, pipelines, properties and equipment		11,862,776		(3,791,206)		—		8,071,570
Tax loss carry-forwards (1)		20,659,110		17,768,533		—		38,427,643

Total deferred income tax asset		84,096,613		32,401,433		10,613,057		127,111,103
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(2,630,597)		1,015,893		—		(1,614,704)
Other		(1,881,715)		(180,316)		—		(2,062,031)

Total deferred income tax liability		(4,512,312)		835,577		—		(3,676,735)

Net long-term deferred income tax asset	Ps.	79,584,301	Ps.	33,237,010	Ps.	10,613,057	Ps.	123,434,368

(1)	Tax loss carryforwards expire in 2030.
Expense attributable to the profit (loss) from continuing operations before income taxes was different from that which would result from applying the 30% rate to profit, as a result of the items listed below:

	For the years ended December 31,
	2020		2019		2018
Expected income tax expense	Ps.	28,835,256	Ps.	3,707,023	Ps.	(41,316,168)
Increase (decrease) resulting from:
Tax effect of inflation-net		5,694,637		6,487,844		11,742,346
Fiscal updating of pipelines, properties and equipment		(161,883)		(5,290,734)		(3,359,548)
Unrecognized Deferred tax asset (1)		—		—		21,885,731
Cancellation of tax credits		—		(24,189,922)		—
Retirement benefits		(8,206,693)		(10,698,848)		—
Non-deductible expenses		2,405,635		4,826,745		1,781,012
Others-net		2,395,987		(3,831,120)		911,255

Income tax expense (benefit), net	Ps.	30,962,939	Ps.	(28,989,012)	Ps.	(8,355,372)

(1)	Due to the fact that the circumstances to evaluate the recovery of the tax benefit from pending tax losses to be amortized in Pemex Logistics improved in 2019, a deferred asset was recognized.
As of December 31, 2020 and 2019, the net accumulated effect of actuarial gains and losses on deferred tax was Ps. 18,246,952 and Ps. 19,347,685, respectively. In addition, as of December 31, 2020 and 2019, the deferred tax effect of actuarial gains and losses is presented in comprehensive (loss) income in the amounts of Ps. (1,100,733) and Ps.10,613,057, respectively.